Overview and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of other operating cost and expense, by component
The following tables present the effects of the changes on the presentation of these operating expenses to the previously reported consolidated statements of income:

	Year ended December 31, 2018
	(In millions)
	As Reported	Adjustments	Revised
Transaction expense	$5,581	$—	$5,581
Transaction and loan losses	1,274	—	1,274
Customer support and operations	1,482	(75)	1,407
Sales and marketing	1,313	1	1,314
Product development	1,071	(1,071)	—
Technology and development	—	1,831	1,831
General and administrative	1,451	90	1,541
Depreciation and amortization	776	(776)	—
Restructuring and other charges	309	—	309
Total operating expenses	$13,257	$—	$13,257

	Year ended December 31, 2017
	(In millions)
	As Reported	Adjustments	Revised
Transaction expense	$4,419	$—	$4,419
Transaction and loan losses	1,011	—	1,011
Customer support and operations	1,364	(99)	1,265
Sales and marketing	1,128	14	1,142
Product development	953	(953)	—
Technology and development	—	1,740	1,740
General and administrative	1,155	103	1,258
Depreciation and amortization	805	(805)	—
Restructuring and other charges	132	—	132
Total operating expenses	$10,967	$—	$10,967

	Year ended December 31, 2016
	(In millions)
	As Reported	Adjustments	Revised
Transaction expense	$3,346	$—	$3,346
Transaction and loan losses	1,088	—	1,088
Customer support and operations	1,267	(109)	1,158
Sales and marketing	969	(3)	966
Product development	834	(834)	—
Technology and development	—	1,547	1,547
General and administrative	1,028	123	1,151
Depreciation and amortization	724	(724)	—
Total operating expenses	$9,256	$—	$9,256